Assets Held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Abstract]
Details of assets held for sale

Assets held for sale are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2016
Investments in joint ventures and associates(*)	46,217	—
Premises and equipment	2,407	2,342

Total	48,624	2,342

(*)	The shares of STX Engine Co., Ltd. owned by the Group are reclassified as assets held for sale, as the creditor financial institutions committee has entered into a contract with UAMCO., Ltd for the year ended December 31, 2017, to sell STX Engine Co., Ltd. shares.